Lease Commitments (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Lease Commitments [Abstract]
Lease asset and liability discount rate	12.00%		12.00%
Rent expense	$ 471,566	$ 303,195	$ 417,669	$ 277,113